Subsequent events	3 Months Ended
Mar. 31, 2018
Disclosure Text Block [Abstract]
Subsequent Events [Text Block]
19	Subsequent events

Subsequent to March 31, 2018, stock options to purchase 50,000 Designated Shares with an exercise price of C$0.27 were terminated and an aggregate of 20,666 common shares were issued.